Note 3 - Inventory (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	Thousands of Yen
	2016	2017

Network equipment purchased for resale	¥658,330	¥1,093,001
Work in process	1,345,243	1,705,053

Total inventories	¥2,003,573	¥2,798,054